Subsequent Events (Details Narrative) - USD ($)							1 Months Ended		9 Months Ended		12 Months Ended
	Mar. 10, 2023	Feb. 17, 2023	Feb. 15, 2023	Feb. 10, 2023	Jan. 23, 2023	Mar. 10, 2021	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 07, 2021
Subsequent Event [Line Items]
Stock issued during period shares restricted stock award gross											966,801
Share based compensation											$ 1,412,283	$ 1,896,074
Common stock par value									$ 0.0001		$ 0.0001	$ 0.0001
Proceeds from issuance initial public offering												$ 28,750,000
Stock sold for cash (ATM) - net of offering costs, shares						30,000
Proceeds from issuance of common stock												115,000
Proceeds from issuance costs									$ 250,000	$ 2,187,122
Stock issued for debt issuance costs, value												$ 25,249,574
Share price													$ 3.76
Common Stock [Member]
Subsequent Event [Line Items]
Share based compensation											$ 587,500
Stock sold for cash (ATM) - net of offering costs, shares									8,393			7,187,500
Stock issued for debt issuance costs, value									$ 25,803			$ 719
Share price									$ 4.79		$ 24.08
Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share price									3.53
Common Stock [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share price									$ 3.06
Lender [Member]
Subsequent Event [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares						10,000
Sales Agreement [Member]
Subsequent Event [Line Items]
Other expenses										$ 7,500	$ 10,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock							$ 150,000
Face amount								$ 320,000
Original issue discount								48,000
Proceeds from issuance costs								272,000
Proceeds from debt net of issuance costs								$ 587,760
Ownership percentage							20.00%
Working capital							$ 165,000
Net of discount							15,000
Increase in accrued interest							$ 3,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Average exercise price								$ 1.23
Notes payable interest							18.00%
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Average exercise price								$ 0.20
Notes payable interest							8.00%
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issued for debt issuance costs, value								$ 539,760
Share price								$ 2.076
Subsequent Event [Member] | Lender [Member]
Subsequent Event [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares								260,000
Subsequent Event [Member] | Consulting Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period shares restricted stock award gross					1,600,000
Subsequent Event [Member] | First Option Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period shares restricted stock award gross					500,000
Exercise price					$ 0.60
Subsequent Event [Member] | Second Option Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period shares restricted stock award gross					400,000
Exercise price					$ 1.00
Subsequent Event [Member] | Third Option Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period shares restricted stock award gross					400,000
Exercise price					$ 1.25
Subsequent Event [Member] | Fourth Option Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period shares restricted stock award gross					300,000
Exercise price					$ 1.75
Subsequent Event [Member] | Fourth Option Agreement [Member] | MR Daniel Arbour [Member]
Subsequent Event [Line Items]
[custom:StockFees]				$ 130,000
Subsequent Event [Member] | Consluting Agreement [Member]
Subsequent Event [Line Items]
Share based compensation			$ 13,000
Subsequent Event [Member] | Sales Agreement [Member]
Subsequent Event [Line Items]
Share based compensation		$ 50,000
Common stock par value		$ 0.0001
Proceeds from issuance initial public offering		$ 2,096,000
Fixed commission rate percentage		3.00%
Stock sold for cash (ATM) - net of offering costs, shares	67,141
Proceeds from issuance of common stock	$ 26,601